Income Taxes (Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Federal income tax expense computed at statutory Federal rate, Amount	$ 36,949	$ 40,600	$ 20,073
Federal income tax expense computed at statutory Federal rate, Percentage	35.00%	35.00%	35.00%
Increases (Decreases) In Taxes Resulting From:
State taxes, net of Federal tax effect, Amount	3,073	3,495	1,993
State taxes, net of Federal tax effect, Percentage	2.90%	3.00%	3.40%
Low income housing tax credits, Amount	(2,675)	(2,081)	(1,397)
Low income housing tax credits, Percentage	(2.50%)	(1.80%)	(2.40%)
ESOP related expenses, net, Amount	(347)	591	(495)
ESOP related expenses, net, Percentage	(0.30%)	0.50%	(0.90%)
Other, Amount	(771)	(1,119)	(1,225)
Other, Percentage	(0.80%)	(0.90%)	(2.10%)
Income tax expense	$ 36,229	$ 41,486	$ 18,949
Income tax expense, Percentage	34.30%	35.80%	33.00%